Supplement to the John Hancock Equity Funds Prospectus
                              dated August 1, 2002

On page 13, the "Portfolio Managers" section has been changed as follows:

John Hancock Large Cap Equity Fund

Paul J. Berlinguet
   Joined fund team in 2002
Robert C. Junkin, CPA
   Joined fund team in 2003
Robert J. Uek, CFA
   Joined fund team in 2002
Roger C. Hamilton
   Joined fund team in 1999
Thomas P. Norton, CFA
   Joined fund team in 2002


In addition, on page 37, the management biography for James S. Yu has been deleted and the following Management Biography as been added:

Robert C. Junkin, CPA
Vice president
Joined John Hancock Advisers in 2003
Vice president, Pioneer Investments, Inc. (1997-2002)
Began business career in 1988

January 6, 2003

                   Supplement to the John Hancock Equity Funds
                        Institutional Class I Prospectus
                                dated May 1, 2002


For each of the funds referenced below, the "Portfolio Managers" section has been changed as follows:


John Hancock Large Cap Equity Fund, page 9

Paul J. Berlinguet
   Joined fund team in 2002
Robert C. Junkin, CPA
   Joined fund team in 2003
Robert J. Uek, CFA
   Joined fund team in 2002
Roger C. Hamilton
   Joined fund team in 1999
Thomas P. Norton, CFA
   Joined fund team in 2002


John Hancock Mid Cap Growth Fund, page 11

Paul J. Berlinguet
   Joined fund team in 2002
Thomas P. Norton, CFA
   Joined fund team in 2002
Robert J. Uek, CFA
   Joined fund team in 2002

On page 22, the Management Biography for Timothy N. Manning has been deleted and the following Management Biography as been added:

Robert C. Junkin, CPA
Vice President
Joined John Hancock Advisers in 2003
Vice president, Pioneer Investments, Inc. (1997-2002)
Began business career in 1988.

Thomas P. Norton, CFA
Vice president
Joined John Hancock Advisers in 2002
Investment Manage, Baring Asset Management (1997-2002)
Began business career in 1986

January 6, 2003